Himax Technologies, Inc. (the Parent Company only) (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Balance Sheets

	December 31,
	2015	2016
	(in thousands)

Cash	$1,536	759
Investments in marketable securities available-for-sale	4,505	4,399
Other receivable from related party	-	7,150
Other current assets	1,467	976
Investment in non-marketable securities	432	-
Investments in subsidiaries and affiliates	737,561	727,903
Total assets	$745,501	741,187

Current liabilities	$384	284
Short-term debt	161,000	119,000
Debt borrowing from a subsidiary	145,413	154,170
Total equity	438,704	467,733
Total liabilities and equity	$745,501	741,187

Schedule of Condensed Income Statement [Table Text Block]
Condensed Statements of Income

	Year Ended December 31,
	2014	2015	2016

	(in thousands)

Revenues	$-	-	-
Costs and expenses	525	460	330
Operating loss	(525)	(460)	(330)
Equity in earnings from subsidiaries and affiliates	49,656	20,820	55,191
Gain on sale of securities	10,743	1,682	-
Other non-operating income (loss)	6,724	3,153	(3,949)
Earnings before income taxes	66,598	25,195	50,912
Income taxes expenses	-	-	-
Net income	$66,598	25,195	50,912

Schedule Of Condensed Statements Of Comprehensive Income [Table Text Block]
Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2014			2015		2016

	(in thousands)

Net income	$		66,598		25,195		50,912
Other comprehensive income (loss):
Unrealized losses on securities, not subject to income tax:			(2)		(259)		(115)
Unrealized holding losses on available-for-sale marketable securities arising during the period		(33)		(63)		(118)
Reclassification adjustment for realized losses (gains) included in net income		31		(196)		3
Foreign currency translation adjustments, not subject to income tax			(170)		(573)		(479)
Net unrecognized actuarial gain (loss), net of tax of $43, $(168) and $6 in 2014, 2015 and 2016, respectively			268		(731)		6
Comprehensive income	$		66,694		23,632		50,324

Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows

	Year Ended December 31,
	2014	2015	2016

	(in thousands)
Cash flows from operating activities:
Net income	$66,598	25,195	50,912
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings from subsidiaries and affiliates	(49,656)	(20,820)	(55,191)
Gain on sale of investment securities	(10,743)	(1,682)	-
Changes in:
Other current assets	(775)	221	491
Other current liabilities	(5)	157	(100)
Net cash provided by (used in) operating activities	5,419	3,071	(3,888)
Cash flows from investing activities:
Purchases of available-for-sale marketable securities	-	(4,625)	(173)
Proceeds from disposals of investment in non-marketable equity securities	14,743	1,682	-
Purchases of equity method investments	-	(3,708)	-
Proceeds from disposals of equity method investments	-	-	64,513
Proceeds from capital reduction of investments	1,168	-	431
Cash paid for loan made to related party	-	-	(7,150)
Net cash provided by (used in) investing activities	15,911	(6,651)	57,621
Cash flows from financing activities:
Distribution of cash dividends	(46,042)	(51,364)	(22,348)
Proceeds from short-term debt	370,500	351,000	192,000
Repayment of short-term debt	(346,000)	(301,000)	(234,000)
Investment returned from subsidiaries	11	-	-
Proceeds from issue of RSUs from subsidiaries	6,754	5,311	1,081
Proceeds from (repayment of) debt from a subsidiary	(6,449)	797	8,757
Net cash provided by (used in) financing activities	(21,226)	4,744	(54,510)
Net increase (decrease) in cash	104	1,164	(777)
Cash at beginning of year	268	372	1,536
Cash at end of year	$372	1,536	759

Supplemental disclosures of cash flow information:
Interest paid during the year	$431	453	563
Income taxes paid during the year	$-	-	-